Subsequent Events (Details) - Forecast [Member]	Mar. 03, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 11, 2025 USD ($)	Jun. 11, 2025 CNY (¥)	Jun. 10, 2025 USD ($)	Jun. 10, 2025 CNY (¥)	May 12, 2025 USD ($)	May 12, 2025 CNY (¥)	Mar. 05, 2025 USD ($)	Mar. 05, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)
Wuxi Libang [Member]
Subsequent Events [Line Items]
Credit facilities	$ 695,565	$ 139,113	¥ 1,000,000									¥ 5,000,000
Percentage of working capital interest	3.50%
Term	1 year
Jiangyin Rural Commercial Bank [Member]
Subsequent Events [Line Items]
Working capital loan, aggregate value	$ 1,391,130									$ 1,391,130	¥ 10,000,000	¥ 10,000,000
Working capital loan, interest rate percentage	3.65%									3.65%	3.65%	3.65%
Working capital loan, maturity date	Mar. 02, 2026									Mar. 02, 2026	Mar. 02, 2026	Mar. 02, 2026
Wuxi Libang [Member]
Subsequent Events [Line Items]
Working capital loan, aggregate value								$ 2,500,000	¥ 18,000,000
Working capital loan, interest rate percentage								3.65%	3.65%
Working capital loan, maturity date								May 05, 2026	May 05, 2026
China Merchants Bank Co., Ltd. [Member]
Subsequent Events [Line Items]
Working capital loan, aggregate value						$ 1,391,130	¥ 2,700,000
Working capital loan, interest rate percentage						4.48%	4.48%
Working capital loan, maturity date						Mar. 02, 2026	Mar. 02, 2026
Jiangsu Bank Co., Ltd. [Member]
Subsequent Events [Line Items]
Working capital loan, aggregate value				$ 695,565	¥ 5,000,000
Working capital loan, interest rate percentage				3.10%	3.10%
Working capital loan, maturity date				Jun. 10, 2026	Jun. 10, 2026